ACQUISITION OF KNIGHTSBRIDGE - Summary of Consideration (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended
	Mar. 31, 2015 special_purpose_company shares	Sep. 30, 2014 USD ($) special_purpose_company $ / shares shares	Apr. 30, 2014 USD ($) special_purpose_company shares	Sep. 15, 2014 $ / shares
Business Acquisition [Line Items]
Number of noncontrolling interest shares | shares		33.6
Share price (in dollars per share) | $ / shares		$ 11.51		$ 11.51
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Carrying value of the newbuilding contracts in the thirteen SPCs		$ 106,406
Cash held in the thirteen SPCs		25,149
Fair value of non-controlling interest (33.6 million shares at $11.51 per share)		386,984
Fair value of previously held equity (15.5 million shares at $11.51 per share)		178,405
Total value of consideration		$ 696,944
Golden Ocean Group Limited [Member]
Business Acquisition [Line Items]
Cash held in the thirteen SPCs			$ 43,400
Number of SPCs | special_purpose_company	12	13	5
Shares received | shares	31.0	31.0	15.5